Inventory (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory
Finished goods	$ 280,369	$ 299,975	$ 259,274
Raw materials	159,210	102,563	122,758
Work-in-process	88,237	110,108	82,361
Total inventory	$ 527,816	$ 512,646	$ 464,393